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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Advent International Corporation
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Address:     75 State Street
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             Boston, MA  02109
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13F File Number:  28-    6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Janet L. Hennessy
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Title:             Vice President and Treasurer
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Phone:             (617) 951-9447
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Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                     Boston, MA           August 9, 2004
----------------------------------       -------------        --------------
    [Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 None
                                                            -------------------

Form 13F Information Table Entry Total:                             9
                                                            -------------------

Form 13F Information Table Value Total:                     $    322,674
                                                            -------------------
                                                               (thousands)

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
                                                   FORM 13F INFORMATION TABLE


        COLUMN 1              COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
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                              TITLE OF                VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER           CLASS     CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
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
ANADYS PHARMACEUTICALS, INC.   COMMON  03252Q-40-8      2,660     374,584                SOLE               374,584
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ASPEN TECHNOLGY, INC.          COMMON  045327-10-3    218,018  30,030,000                SOLE            30,030,000
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EXELIXIS                       COMMON  30161Q-10-4      8,812     873,304                SOLE               873,304
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ILEX ONCOLOGY, INC.            COMMON  451923-10-6      2,499     100,000                SOLE               100,000
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INTERWAVE COMMUNICATIONS       COMMON  G4911N-10-2         10       2,045                SOLE                 2,045
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IONICS INC.                    COMMON  462218-10-8      7,065     250,000                SOLE               250,000
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KIRKLAND'S INC.                COMMON  497498-10-5     75,235   6,306,407                SOLE             6,306,407
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LIGHTBRIDGE, INC.              COMMON  532226-10-7        727     129,908                SOLE               129,908
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MTI TECHNOLOGY, CORP.          COMMON  553903-10-5      7,648   4,156,512                SOLE             4,156,512
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                                                     322,674
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